DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, GOING CONCERN AND BASIS OF PRESENTATION (Tables) - FUTURETECH II ACQUISITION CORP [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
SCHEDULE OF COMMON STOCK REFLECTED ON BALANCE SHEET RECONCILED

As of June 30, 2025 and December 31, 2024, the shares of common stock subject to possible redemption reflected on the unaudited and audited condensed balance sheets  are reconciled in the following table.

Ending Balance as of December 31, 2023	$61,226,803
Redemption of Class A common stock	(36,281,990)
Remeasurement of carrying value to redemption value	1,518,400
Redemption amount payable	(17,744,312)
Due from Sponsor	361,843
Ending Balance as of December 31, 2024	$9,080,744
Remeasurement of carrying value to redemption value	227,396
Reversal of estimated redemption amount	343,638
Ending Balance as of March 31, 2025	$9,651,778
Remeasurement of carrying value to redemption value	131,321

Ending Balance as of June 30, 2025	$9,783,099

As of December 31, 2024 and December 31, 2023, the shares of common stock subject to possible redemption reflected on the balance sheets are reconciled in the following table.

Ending Balance as of December 31, 2022	$118,466,326
Redemption of Class A common stock	(64,238,888)
Remeasurement of carrying value to redemption value	6,552,136
Due from Sponsor	447,229
Ending Balance as of December 31, 2023	61,226,803
Redemption of Class A common stock	(36,281,990)
Remeasurement of carrying value to redemption value	1,518,400
Redemption amount payable	(17,744,312)
Due from Sponsor	361,843
Ending Balance as of December 31, 2024	$9,080,744

SCHEDULE OF BASIC AND DILUTED NET INCOME (LOSS) PER COMMON SHARE

The following table reflects the calculation of basic and diluted net income (loss) per share (in dollars, except per share amounts):

	Three Months Ended June 30, 2025		Three Months Ended June 30, 2024
	Redeemable	Non- redeemable	Redeemable	Non- redeemable
Basic and diluted net income (loss) per share of common stock Numerator: Interest	$72,477	$-	$283,084	$-
Less: Allocation of expenses	(27,837)	(125,288)	(130,321)	(197,220)
Less: Accretion of carrying value to redemption value	(190,501)	-	(649,442)	-
Total	$(145,861)	$(125,288)	$(496,679)	$(197,220)
Basic and diluted net income (loss) per share of common stock	$(0.19)	$(0.04)	$(0.21)	$(0.06)

	Six Months Ended June 30, 2025		Six Months Ended June 30, 2024
	Redeemable	Non- redeemable	Redeemable	Non- redeemable
Basic and diluted net income (loss) per share of common stock Numerator: Interest	$272,304	$-	$819,427	$-
Less: Allocation of expenses	(116,825)	(525,799)	(344,475)	(389,814)
Less: Accretion of carrying value to redemption value	(190,501)	-	(649,442)	-
Total	$(35,022)	$(525,799)	$(174,490)	$(389,814)
Basic and diluted net income (loss) per share of common stock	$(0.04)	$(0.15)	$(0.06)	$(0.11)

The following table reflects the calculation of basic and diluted net income (loss) per share (in dollars, except per share amounts):

	Year Ended		Year Ended
	December 31, 2024		December 31, 2023
	Redeemable	Non-redeemable	Redeemable	Non-redeemable
Basic and diluted net income (loss) per share of common stock Numerator: Interest	$1,342,491	$-	$4,953,545	$-
Less: Allocation of expenses	(876,517)	(1,212,927)	(1,481,866)	(560,177)
Less: Accretion of carrying value to redemption value	-	-	(1,500,215)
Total	$465,974	$(1,212,927)	$(1,971,465)	$(560,177)
Basic and diluted net income (loss) per share of common stock	$0.18	$(0.35)	$0.21	$(0.16)